Tax-Free Short-Intermediate Fund	07/01/2010 - 06/30/2011

ICA File Number: 811-3872
Reporting Period: 07/01/2010 - 06/30/2011
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3872

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2010 to 06/30/2011

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 29, 2011

======================= TAX-FREE SHORT-INTERMEDIATE FUND =======================

ORANGE COUNTY FLORIDA TOURIST DEVELOPMENT TAX REVENUE MUNI DUE OCTOBER 1, 2012

Ticker:       N/A            Security ID:  684545WP7
Meeting Date: MAY 24, 2011   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2     Consent Denied. Direct U.S. Bank        N/A       Take No      Management
      National Association, as Trustee NOT to           Action
      execute the Consent to Transfer,
      Assumption and Release relating to the
      financial guaranty insurance policy for
      the Bonds.

--------------------------------------------------------------------------------

ORANGE COUNTY FLORIDA TOURIST DEVELOPMENT TAX REVENUE MUNI DUE OCTOBER 1, 2015

Ticker:       N/A            Security ID:  684545WS1
Meeting Date: MAY 24, 2011   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2     Consent Denied. Direct U.S. Bank        N/A       Take No      Management
      National Association, as Trustee NOT to           Action
      execute the Consent to Transfer,
      Assumption and Release relating to the
      financial guaranty insurance policy for
      the Bonds.

=============================== END NPX REPORT =================================